Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash and Due from Banks	$ 143,309,428	$ 87,044,881	$ 121,183,979
Debt Securities at fair value through profit or loss	75,935,163	42,747,797	28,817,744
Derivative Financial Instruments	1,785,640	775,674	229,436
Other Financial Assets	9,047,932	10,339,256	6,719,581
Loans and Other Financing	282,710,068	284,354,759	245,703,421
Other Debt Securities	14,424,134	4,182,537	3,183,852
Total Assets	569,691,898	489,641,114	450,614,394
Liabilities
Derivative Financial Instruments	1,835,789	846,331	290,384
Other Financial Liabilities	63,235,042	55,350,799	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	11,618,302	12,717,145
Debt Securities Issued	29,983,653	20,279,165	21,848,460
Liabilities for Insurance Contracts	1,103,220	1,195,647	1,154,162
Other Non-financial Liabilities	11,471,530	21,142,454	18,525,957
Total Liabilities	507,844,212	422,162,798	404,941,516
Income (Loss)
Net Income (Loss) from Instruments Measured at Fair Value through	17,352,718	8,461,338
Underwriting Income from Insurance Business	2,869,319	3,314,912
Other Operating Income (Expense)	11,571,913	8,996,632
Other Operating Expenses	16,899,065	14,605,226
Operating Income	3,374,450	14,597,357
Related parties [member]
Assets
Cash and Due from Banks	252,651	197,441	465,569
Debt Securities at fair value through profit or loss	141,610	264,821	1,399,877
Derivative Financial Instruments		17,183
Other Financial Assets	58,999	285,189	1,162,427
Loans and Other Financing	3,111,291	797,000	1,587,429
Other Debt Securities	131,767	76,305
Other Non-financial Assets	(5)	6,539	(85,185)
Total Assets	3,696,313	1,644,478	4,530,117
Liabilities
Deposits	1,348,503	229,612	482,911
Derivative Financial Instruments		17,183	200,917
Other Financial Liabilities	1,197,643	696,125	874,669
Loans from the Argentine Central Bank and Other Financial Institutions		699	355,045
Debt Securities Issued	523,372	341,125	1,375,576
Liabilities for Insurance Contracts	43,295	34,704	75,273
Other Non-financial Liabilities	26,827	(689,233)	223,599
Total Liabilities	3,139,640	630,215	$ 3,587,990
Income (Loss)
Net Income (Loss) from Interest	27,975	42,461
Net Fee Income (Expense)	(1,166,922)	(43,012)
Net Income (Loss) from Instruments Measured at Fair Value through		5,313
Underwriting Income from Insurance Business	1,257,000	1,602,674
Other Operating Income (Expense)	149,803	(1,588,821)
Administrative Expenses	(30,983)	29,072
Other Operating Expenses		105
Operating Income	$ 236,873	$ 47,792